1933 Act Rule 497(j)
                                      1933 Act File No. 002-73948
                                      1940 Act File No. 811-03258


                   STRADLEY, RONON, STEVENS & YOUNG, LLP
                          2600 One Commerce Square
                          Philadelphia, PA  19103
                               (215) 564-8000


Direct Dial: (215) 564-8143

March 25, 1998

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  DFA Investment Dimensions Group Inc.
          File Nos. 002-73948 and 811-03258
          Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 48/49 to the Registration Statement of DFA Investment Dimensions Group Inc. which was filed with the Securities and Exchange Commission electronically on Friday, March 20, 1998.

Please direct any questions or comments relating to this certification to me or, in my absence, to Stephen W. Kline, Esquire at (610) 640-5801.

Very truly yours,

LISA A. DUDA
Lisa A. Duda

cc:  Ms. Irene R. Diamant
     Ms. Catherine L. Newell
     Ms. Jessica Y. Gray
     Stephen W. Kline, Esq.
     Mark A. Sheehan, Esq.

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